UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSRS
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21458

                         MAN-GLENWOOD LEXINGTON TEI, LLC
               (Exact name of registrant as specified in charter)
                                    ________


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


      MAN-GLENWOOD LEXINGTON TEI, LLC

      CONSOLIDATED FINANCIAL STATEMENTS FOR THE
      SIX-MONTH PERIOD ENDED
      SEPTEMBER 30, 2005 (UNAUDITED)

MAN-GLENWOOD LEXINGTON TEI, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................1

FINANCIAL STATEMENTS (Unaudited):

 Consolidated Statement of Assets and Liabilities............................2

 Consolidated Statement of Operations........................................3

 Consolidated Statements of Changes in Net Assets............................4

 Consolidated Statement of Cash Flows........................................5

 Notes to Consolidated Financial Statements..................................6

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington TEI, LLC:

We have reviewed the accompanying consolidated statement of assets and liabilities of Man-Glenwood Lexington TEI, LLC (the "Company") and the related consolidated statements of operations, changes in net assets, and cash flows for the six-month period then ended, and the statement of changes in net assets for the year ended March 31, 2005. All information presented in these interim financial statements is the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the consolidated financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim consolidated financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


November 18, 2005

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

ASSETS:
 Investment in Man-Glenwood Lexington Associates Portfolio, LLC,
   at fair value (cost $67,616,033)                                  $ 70,973,151
 Cash and cash equivalents                                                109,803
 Fund investments made in advance                                       1,045,733
 Receivable for investments sold                                        1,352,060
 Other assets                                                              24,115
                                                                     ------------

       Total assets                                                    73,504,862
                                                                     ------------

LIABILITIES:
 Capital withdrawals payable                                            1,351,964
 Capital contributions received in advance                              1,174,875
 Investor servicing fee payable                                            85,428
 Adviser fee payable                                                       42,616
 Accrued professional fees payable                                         41,915
 Administrative fee payable                                                 6,250
 Other liabilities                                                         42,886
                                                                     ------------

       Total liabilities                                                2,745,934
                                                                     ------------

NET ASSETS                                                           $ 70,758,928
                                                                     ============

COMPONENTS OF NET ASSETS:
Represented by:
 Capital transactions--net                                           $ 67,916,821
 Accumulated net investment loss                                       (1,695,361)
 Accumulated realized gain on investments                                 544,625
 Accumulated net unrealized appreciation on investments                 3,992,843
                                                                     ------------

NET ASSETS                                                           $ 70,758,928
                                                                     ============

NET ASSET VALUE PER UNIT:
 (Net assets divided by 679,166.4850 units of beneficial interest)   $     104.19
                                                                     ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MAN-GLENWOOD
 LEXINGTON ASSOCIATES PORTFOLIO, LLC:
  Interest                                                              $      2,282
  Expenses                                                                  (862,400)
                                                                        ------------
      Net investment loss allocated from
       Man-Glenwood Lexington Associates Portfolio, LLC                     (860,118)
                                                                        ------------
FUND INVESTMENT INCOME:
 Interest                                                                      8,712
                                                                        ------------
      Total fund investment income                                             8,712
                                                                        ------------
FUND EXPENSES:
 Investor servicing fee                                                      160,425
 Professional fees                                                            81,969
 Adviser fee                                                                  80,146
 Transfer agency fee                                                          25,873
 Registration fees                                                            15,350
 Administrator fee                                                            12,500
 Directors fee                                                                12,000
 Printing fee                                                                 11,852
 Other expenses                                                               18,847
                                                                        ------------
      Total fund expenses                                                    418,962

 Less contractual expense waiver                                             (82,169)
                                                                        ------------
      Net fund expenses                                                      336,793
                                                                        ------------
NET INVESTMENT LOSS                                                       (1,188,199)
                                                                        ------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS ALLOCATED FROM MAN-GLENWOOD
LEXINGTON ASSOCIATES PORTFOLIO, LLC:
 Net realized gain on investments                                            424,330
 Net change in unrealized appreciation on investments                      3,166,875
                                                                        ------------
      Net realized and unrealized gain on investments allocated from
       Man-Glenwood Lexington Associates Portfolio, LLC                    3,591,205
                                                                        ------------
INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                       $  2,403,006
                                                                        ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)
AND THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

                                                        SIX-MONTH PERIOD
                                                        ENDED SEPTEMBER
                                                           30, 2005       YEAR ENDED MARCH
                                                          (UNAUDITED)         31, 2005
                                                        ---------------   ----------------
INCREASE IN NET ASSETS
 FROM INVESTMENT ACTIVITIES:
 Net investment loss                                      $ (1,188,199)     $   (507,162)
 Net realized gain on investments                              424,330           120,295
 Net change in unrealized appreciation on investments        3,166,875           825,968
                                                          ------------      ------------

      Net increase in net assets from
        investment activities                                2,403,006           439,101
                                                          ------------      ------------

CAPITAL TRANSACTIONS:
 Capital contributions                                      41,864,599        28,734,517
 Capital withdrawals                                        (2,550,252)         (232,043)
                                                          ------------      ------------

NET CAPITAL TRANSACTIONS                                    39,314,347        28,502,474

NET ASSETS--Beginning of period                             29,041,575           100,000
                                                          ------------      ------------

NET ASSETS--End of period                                 $ 70,758,928      $ 29,041,575
                                                          ============      ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
 Increase in net assets from investment activities                       $  2,403,006
 Adjustments to reconcile net increase in net assets
  from investment activities to net cash used in operating activities:
  Net purchases of investments in Man-Glenwood Lexington Associates
   Portfolio, LLC                                                         (39,164,015)
  Appreciation of investment in Man-Glenwood Lexington Associates
   Portfolio, LLC                                                          (2,731,087)
  Decrease in fund investments made in advance                              9,586,689
  Increase in receivable for investments sold                              (1,120,017)
  Decrease in other assets                                                     78,640
  Increase in adviser fee payable                                              25,129
  Decrease in administrative fee payable                                       (6,250)
  Decrease in accrued professional fees payable                               (23,899)
  Increase in investor servicing fee payable                                   50,356
  Increase in other liabilities                                                 4,689
                                                                         ------------

       Net cash used in operating activities                              (30,896,759)
                                                                         ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
 Capital contributions                                                     41,864,599
 Capital withdrawals                                                       (2,550,252)
 Increase in capital withdrawals payable                                    1,119,921
 Decrease in capital contributions received in advance                     (9,614,162)
                                                                         ------------

       Net cash provided by financing activities                           30,820,106
                                                                         ------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                     (76,653)
                                                                         ------------

CASH AND CASH EQUIVALENTS--Beginning of period                                186,456
                                                                         ------------

CASH AND CASH EQUIVALENTS--End of period                                 $    109,803
                                                                         ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Man-Glenwood Lexington TEI, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on October 22, 2003 and initially funded on January 23, 2004 (inception date) with operations formally commencing on May 1, 2004.

      The Company's investment objectives are to preserve capital, regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth and produce returns which have a low correlation with major market indices. The Company will attempt to achieve its objectives by investing all or substantially all of its investable assets through an investment in Man-Glenwood Lexington TEI, LDC ("TEI LDC"), a limited duration company organized under the laws of the Cayman Islands that has the same investment objectives as the Company. TEI LDC was formed on January 30, 2004. As the Company controls substantially all of the operations of TEI LDC, TEI LDC is consolidated into the financial statements of the Company. TEI LDC in turn invests substantially all of its investable assets in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"), a separate closed-end, non-diversified management investment company registered under the 1940 act with the same investment objectives as the Company. The Portfolio Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach which allocates investor capital among hedge funds and other pooled investment vehicles such as limited partnerships, with a range of investment strategies, managed by independent investment managers. The Portfolio Company believes there are benefits to be derived from exposure to a broad range of hedge funds and investment strategies and that the fund of funds approach maximizes the potential for stable, positive returns over a full economic cycle. As of September 30, 2005, TEI LDC owned approximately 45.2% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

      Glenwood Capital Investments, L.L.C. (the "Adviser") serves as the Company's administrative services provider. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser also advises the Portfolio Company and other funds that also invest in the Portfolio Company. Man Investment Inc. ("MII"), an affiliate of the Adviser, acts as the Company's investor servicing agent and general distributor.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Investments Global Fund Services ("SEI") acts as the Company's fund accounting agent, transfer agent and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      The Company's Board of Managers has approved a Services Agreement with the Adviser, an Investor Servicing Agreement and General Distributor's Agreement with MII, an Administrative and Escrow Agreement with SEI, and a Custodian Agreement with SEI Trust Company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      INVESTMENTS -- The Company values its investments in the Portfolio Company at the Company's pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are limited partnerships and other pooled vehicles (collectively, the "investment funds") and are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the six month period ended September 30, 2005, no dividends or distributions were declared or paid by the Portfolio Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Portfolio Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company's investment, as well as incentive fees and allocations based upon net profits earned by the Portfolio Company. Both the net asset value of the Portfolio Company's investment and the net profits earned by the Portfolio Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments. These fees are deducted directly from the Portfolio Company's investment fund balance in accordance with a governing agreement. During the six month period ended September 30, 2005, fees for these services ranged from 0.0% to 2.5% annually for management fees and 20.0% to 50.0% for incentive fees and allocations.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      The Portfolio Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

      CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments. Any cash and cash equivalents earmarked for tender offer payments are held at the Portfolio Company until the time of distribution.

      FUND EXPENSES -- The Portfolio Company pays the Adviser a management fee for the provision of investment advisory services computed at the annual rate of 1.75% on the outstanding net asset value determined as of the end of each month and payable quarterly (before the redemption of any interests). The Company pays the Adviser an administrative services fee for the provision of administrative services computed at the annual rate of 0.25% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company pays MII an investor servicing fee for the provision of investor services computed at the annual rate of 0.50% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company also pays an administration fee to SEI for the provision of certain administrative and custodial services.

      The Adviser is contractually obligated to reimburse expenses, including expenses allocated from the Portfolio Company, in excess of 3.00% of the aggregate net assets of the Company through December 31, 2005. The Adviser will not seek recapture of expenses contractually reimbursed.

      The Adviser has agreed to bear all operational costs relating to TEI LDC.

      INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      INCOME TAXES -- The Company is treated as a partnership and therefore is not subject to federal, state or local income tax purposes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements.

      The Company may be subject to withholding taxes or other tax obligations as a result of its investment in TEI LDC and any distributions to investors will be reduced by the amount of those taxes. As of September 30, 2005, the Company has accrued $18,000 in estimated withholding taxes.

3.    CAPITAL STRUCTURE

      The Company accepts initial and additional subscriptions for units by eligible investors as of the first business day of each calendar month.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

3.    CAPITAL STRUCTURE (CONTINUED)

      The Company reserves the right to reject or suspend any subscription at any time. Members of the Company will not have the right to require the Company to redeem their investments.

      There is no public market for units and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

      The Company from time to time may offer to repurchase outstanding units based on the Company's net asset value pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units as of June 30, 2005 and September 30, 2005.

      The Company's assets consist primarily of its interest in TEI LDC, which in turn invests substantially all of its assets in the Portfolio Company. Therefore, in order to finance the repurchase of units by members, the Company may need to liquidate all or a portion of its interest in TEI LDC, which in turns liquidates a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company interests.

      The Company expects to pay 100% of the value of the units repurchased approximately one month after the net asset value is determined for those members who have requested the repurchase of a partial number of units. For those members who have requested a repurchase of all of their units, approximately 95% of the value of the units repurchased is expected to be paid approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company's annual audit.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

4.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                     FOR THE SIX-MONTH                             FOR THE PERIOD
                                                        PERIOD ENDED                             JANUARY 23, 2004
                                                     SEPTEMBER 30, 2005         YEAR ENDED      (INCEPTION) THROUGH
                                                        (UNAUDITED)           MARCH 31, 2005       MARCH 31, 2004
                                                     ------------------       --------------    -------------------
Net asset value, beginning of period                    $     100.64           $     100.00         $     100.00
Net investment loss                                            (1.90)                 (3.18)                  --
Realized and unrealized gain on investments                     5.45                   3.82                   --
                                                        ------------           ------------         ------------
Total from operations                                           3.55                   0.64                   --
                                                        ------------           ------------         ------------
Net asset value, end of period                          $     104.19           $     100.64         $     100.00
                                                        ============           ============         ============
Net assets, end of period                               $ 70,758,928           $ 29,041,575         $    100,000
Ratio of net investment loss to average net assets             (3.70)%(1)(4)          (3.17)%(5)            0.00%
Ratio of operating expenses
  to average net assets(3)                                      3.00%(1)(4)            3.00%(5)             0.00%
Ratio of allocated bank borrowing expense
  to average net assets(3)                                      0.69%(1)               0.00%                0.00%
Ratio of withholding tax expense
  to average net assets(3)                                      0.05%(1)               0.23%                0.00%
                                                        ------------           ------------         ------------
Ratio of total expenses to average net assets(3)                3.74%(1)(4)            3.23%                0.00%
                                                        ------------           ------------         ------------
Total return                                                    3.53%(2)               0.64%                0.00%
Portfolio turnover(6)                                          20.42%(2)              23.88%                0.00%

(1)   Annualized.

(2)   Not annualized.

(3) Ratio of expenses does not include management fees and incentive fees earned by the advisers of the underlying investment funds of the Portfolio Company.

(4) If expenses had not been voluntarily reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (4.06)% and 4.10%, respectively.

(5) If expenses had not been voluntarily reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (5.34)% and 5.40%, respectively.

(6)   Represents the portfolio turnover of the Portfolio Company.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Registrant invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (CIK 0001215043, Investment Company File No. 811-21285) (the "Portfolio Company"). The Portfolio Company has included a schedule of its investments as of September 30, 2005, in its filing on Form N-CSR made with the Securities and Exchange Commission on December 6, 2005.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls subsequent to the date of their evaluation.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.













--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         Man-Glenwood Lexington TEI, LLC


                                 By:     /s/ John B. Rowsell
                                         ---------------------------
                                         John B. Rowsell
                                         Principal Executive Officer

                                 Date:   December 6, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:     /s/ John B. Rowsell
                                         ---------------------------
                                         John B. Rowsell
                                         Principal Executive Officer

                                         Date: December 6, 2005


                                 By:     /s/ Alicia B. Derrah
                                         ---------------------------
                                         Alicia B. Derrah
                                         Principal Financial Officer

                                 Date:   December 6, 2005

                                  EXHIBIT INDEX

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended